Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Charged to Profit or Loss	Income tax charged to profit or loss was as follows:

	2019 RMB million	2018 RMB million	2017 RMB million
Income tax	942	1,220	1,962
Deferred taxation (Note 2 6 )	(123)	(294)	(162)

	819	926	1,800

Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate
A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, is as follows:

	2019	2018	2017
	RMB million	RMB million	RMB million
Profit before income tax	4,299	3,856	8,610

Tax calculated at the tax rate of 25% (2018: 25%, 2017:25%)	1,075	964	2,152
Lower tax rates enacted by local authority	(139)	(93)	(87)
Share of results of associates and joint ventures	(71)	(51)	(63)
Income not subject to tax	(36)	(9)	(13)
Expenses not deductible for tax	128	88	38
Utilization of previously unrecognized tax losses	(11)	(60)	(253)
Unrecognized tax losses for the year	17	28	48
Utilization of previously unrecognized deductible temporary differences	(8)	(1)	(5)
Unrecognized deductible temporary differences	3	23	2
Adjustments in respect of current tax of previous periods	(34)	61	(8)
Super deduction of research and development costs	(27)	(24)	(11)
Income tax deduction of purchase of special equipment for production safety	(78)	—	—

Tax charge	819	926	1,800

Effective tax rate	19.05%	24.01%	20.91%